Non-controlling interest	6 Months Ended
Jun. 30, 2018
Noncontrolling Interest [Abstract]
Non-controlling interest

Note 19 – Non-controlling interest

Changes in non-controlling interest for the period ended June 30, 2018 is as follows:

(In $ millions)	Ship Finance International Ltd VIEs	North Atlantic Drilling Ltd	Asia Offshore Drilling Ltd	Sevan Drilling ASA	Seadrill Nigeria Operations Limited	Total
December 31, 2017	(59)	76	149	226	7	399
Adoption of new accounting standard ASU 2016-16 - Income Taxes(1)	—	(25)	—	—	—	(25)
Net income attributable to non-controlling interest in 2018	7	(160)	1	(10)	2	(160)
Redeemable non-controlling interest(2)	—	—	(150)	—	—	(150)

Ending balance, June 30, 2018	(52)	(109)	—	216	9	64

(1)	For further information see Note 2 “Recent accounting pronouncements”
(2)	For further information see Note 20 “Redeemable non-controlling interest”